Segregated Funds	12 Months Ended
Dec. 31, 2017
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Segregated Funds

Note 22    Segregated Funds

The Company manages a number of segregated funds on behalf of policyholders. Policyholders are provided with the opportunity to invest in different categories of segregated funds that respectively hold a range of underlying investments. The Company retains legal title to the underlying investments; however, returns from these investments belong to the policyholders. Accordingly, the Company does not bear the risk associated with these assets outside of guarantees offered on certain variable life and annuity products. The “Risk Management” section of the Company’s 2017 MD&A provides information regarding the variable annuity and segregated fund guarantees.

The composition of net assets by categories of segregated funds was within the following ranges for the years ended December 31, 2017 and 2016.

Ranges in per cent
Type of fund	2017	2016
Money market funds	2% to 3%	2% to 3%
Fixed income funds	14% to 15%	14% to 15%
Balanced funds	22% to 29%	22% to 24%
Equity funds	55% to 60%	59% to 61%

Money market funds consist of investments that have a term to maturity of less than one year. Fixed income funds primarily consist of investments in fixed grade income securities and may contain smaller investments in diversified equities or high-yield bonds. Relative to fixed income funds, balanced funds consist of fixed income securities and a larger equity investment component. The types of equity funds available to policyholders range from low volatility equity funds to aggressive equity funds. Equity funds invest in a varying mix of Canadian, U.S. and global equities.

The underlying investments of the segregated funds consist of both individual securities and mutual funds (collectively “net assets”), some of which may be structured entities. The carrying value and change in segregated funds net assets are as follows.

Segregated funds net assets

As at December 31,	2017	2016
Investments at market value
Cash and short-term securities	$4,756	$4,524
Debt securities	15,472	15,651
Equities	12,624	12,458
Mutual funds	288,007	278,966
Other investments	4,514	4,552
Accrued investment income	201	201
Other assets and liabilities, net	(766)	(644)
Total segregated funds net assets	$324,808	$315,708
Composition of segregated funds net assets
Held by policyholders	$324,307	$315,177
Held by the Company	501	531
Total segregated funds net assets	$324,808	$315,708

Fair value related information of segregated funds is disclosed in note 4(g).

Changes in segregated funds net assets

For the years ended December 31,	2017	2016
Net policyholder cash flow
Deposits from policyholders	$34,776	$33,130
Net transfers to general fund	(1,734)	(878)
Payments to policyholders	(45,970)	(39,731)
	(12,928)	(7,479)
Investment related
Interest and dividends	16,930	15,736
Net realized and unrealized investment gains	24,384	4,097
	41,314	19,833
Other
Management and administration fees	(4,496)	(4,386)
Impact of changes in foreign exchange rates	(14,790)	(6,007)
	(19,286)	(10,393)
Net additions	9,100	1,961
Segregated funds net assets, beginning of year	315,708	313,747
Segregated funds net assets, end of year	$324,808	$315,708

Segregated funds assets may be exposed to a variety of financial and other risks. These risks are primarily mitigated by investment guidelines that are actively monitored by professional and experienced portfolio advisors. The Company is not exposed to these risks beyond the liabilities related to the guarantees associated with certain variable life and annuity products. Accordingly, the Company’s exposure to loss from segregated fund products is limited to the value of these guarantees.

These guarantee liabilities are recorded within the Company’s insurance contract liabilities. Assets supporting these guarantees are recognized in invested assets according to their investment type.